Reconciliation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 03, 2014	Jan. 25, 2014	Oct. 26, 2013	Jul. 27, 2013	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Numerator for basic loss per share:
Loss attributable to Barnes & Noble, Inc.	$ (36,704)	$ 63,229	$ 13,229	$ (87,022)	$ (114,796)	$ (3,683)	$ 501	$ (39,828)	$ (47,268)	$ (157,806)	$ (64,840)
Preferred stock dividends									(16,028)	(15,767)	(11,044)
Accretion of dividends on preferred stock									(3,032)	(2,266)	(894)
Net loss available to common shareholders									(66,328)	(175,839)	(76,778)
Numerator for diluted loss per share:
Net loss available to common shareholders									$ (66,328)	$ (175,839)	$ (76,778)
Denominator for basic and diluted loss per share:
Basic weighted average common shares									58,971	58,247	57,337
Basic loss per common share:
Net loss attributable to Barnes & Noble, Inc. available for common shareholders	$ (0.72)	$ 0.95	$ 0.15	$ (1.56)	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.12)	$ (3.02)	$ (1.34)
Diluted loss per common share:
Net loss attributable to Barnes & Noble, Inc. available for common shareholders	$ (0.72)	$ 0.86	$ 0.15	$ (1.56)	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.12)	$ (3.02)	$ (1.34)